Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	12 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended
	Sep. 23, 2022	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000217028
Account Value [Line Items]
Line Graph and Table Measure Name			Princeton Adaptive Premium Fund
Accumulated Value	$ 9,425	$ 9,655		$ 10,132	$ 10,476	$ 10,974
C000217027
Account Value [Line Items]
Line Graph and Table Measure Name			Princeton Adaptive Premium Fund
Accumulated Value	100,000	102,647		109,155	114,095	120,279
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,404		13,989	15,681	20,550
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000	114,044		139,888	156,809	205,503
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,448		10,294	11,120	11,571
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 100,000	$ 104,478		$ 102,944	$ 111,201	$ 115,712